Condensed Consolidated Statements Of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Project expenses	$ 3,595	$ 4,786	$ 12,853	$ 5,966
General and administrative	4,886	5,841	54,733	11,637
Research and development	39	0	133	0
Depreciation expense			112	31
Depreciation and amortization expense	37	20
Total operating expenses	8,557	10,647	67,831	17,634
Income (loss) from operations	(8,557)	(10,647)	(67,831)	(17,634)
Non-operating income (expense)
Other income	14	10	65	45
Interest income	61	1	3	9
Derivative gain (loss)	13,909	0
Interest expense	(821)	(2)	(6)	(5)
Net foreign exchange gain (loss)	0	1,169	1,056	(1,668)
Total non-operating income (expense)	13,163	1,178	1,118	(1,619)
Income (loss) before income taxes	4,606	(9,469)	(66,713)	(19,253)
Income tax provision (benefit)
Current			0	0
Deferred			0	0
Total income tax provision (benefit)	0	0	0	0
Net income (loss)	$ 4,606	$ (9,469)	$ (66,713)	$ (19,253)
Net income (loss) per common share—basic	$ 0.11	$ (0.24)	$ (1.63)	$ (0.56)
Net income (loss) per common share—diluted	$ 0.11	$ (0.24)	$ (1.63)	$ (0.56)
Weighted average common shares outstanding — basic	43,350	38,712	40,807	34,175
Weighted average common shares outstanding — diluted	48,519	38,712	40,807	34,175
Comprehensive income (loss):
Net income (loss)	$ 4,606	$ (9,469)	$ (66,713)	$ (19,253)
Reporting currency translation gain (loss)	0	(1,606)	(1,417)	1,916
Comprehensive income (loss)	$ 4,606	$ (11,075)	$ (68,130)	$ (17,337)